UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 84.3%
	Australia 1.7%
1,017,108	Woolworths Ltd.	$18,114,407

	France 2.7%
392,278	Sanofi	29,806,765

	Switzerland 4.2%
202,374	Nestle SA	15,946,196
386,461	Novartis AG	30,391,787
		46,337,983
	United Kingdom 5.2%
37,186,928	Lloyds Banking Group PLC	26,292,862
12,911,764	Tesco PLC (a)	30,617,576
		56,910,438
	United States 70.5%
10,385	Alphabet, Inc. - Class A (a)	8,350,163
59,393	Alphabet, Inc. - Class C (a)	46,165,594
635,229	Apple, Inc.	71,812,638
461,302	CVS Health Corp.	41,051,265
1,753,413	eBay, Inc. (a)	57,687,288
307,226	HCA Holdings, Inc. (a)	23,235,502
1,293,686	Intel Corp.	48,836,647
143,502	International Business Machines Corp.	22,795,293
576,047	Lowe's Companies, Inc.	41,596,354
312,921	MasterCard, Inc. - Class A	31,845,970
203,943	McDonald's Corp.	23,526,865
907,417	Microsoft Corp.	52,267,219
1,148,436	Oracle Corp.	45,110,566
1,082,439	PayPal Holdings, Inc. (a)	44,347,526
389,377	QUALCOMM, Inc.	26,672,325
509,736	Target Corp.	35,008,668
203,083	The Bank of New York Mellon Corp.	8,098,950
675,972	Visa, Inc. - Class A	55,902,884
823,436	Wells Fargo & Co.	36,461,746
592,441	Yum! Brands, Inc.	53,799,567
		774,573,030
	Total Common Stocks
	(Cost $805,104,002)	925,742,623

SHORT-TERM INVESTMENTS 14.6%
	Investment Company 14.6%
160,206,059	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.30%	160,206,059
	Total Short-Term Investments
	(Cost $160,206,059)	160,206,059

	Total Investments 98.9%
	(Cost $965,310,061)	1,085,948,682

	Other Assets in Excess of Liabilities 1.1%	12,104,993

	TOTAL NET ASSETS 100.0%	$1,098,053,675

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Cost of investments	$965,310,061
Gross unrealized appreciation	$178,312,993
Gross unrealized depreciation	(57,674,372)
Net unrealized appreciation	$120,638,621

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 84.1%
	Australia 1.6%
39,659	Woolworths Ltd.	$706,316

	France 2.8%
16,078	Sanofi	1,221,667

	Switzerland 4.3%
8,115	Nestle SA	639,427
15,841	Novartis AG	1,245,756
		1,885,183
	United Kingdom 2.5%
1,523,868	Lloyds Banking Group PLC	1,077,445

	United States 72.9%
426	Alphabet, Inc. - Class A (a)	342,530
2,434	Alphabet, Inc. - Class C (a)	1,891,924
26,038	Apple, Inc.	2,943,595
18,909	CVS Health Corp.	1,682,712
71,872	eBay, Inc. (a)	2,364,588
12,593	HCA Holdings, Inc. (a)	952,409
53,028	Intel Corp.	2,001,807
5,882	International Business Machines Corp.	934,356
23,612	Lowe's Companies, Inc.	1,705,023
12,826	MasterCard, Inc. - Class A	1,305,302
8,359	McDonald's Corp.	964,294
37,195	Microsoft Corp.	2,142,431
47,074	Oracle Corp.	1,849,067
44,369	PayPal Holdings, Inc. (a)	1,817,798
15,961	QUALCOMM, Inc.	1,093,329
20,894	Target Corp.	1,435,000
8,326	The Bank of New York Mellon Corp.	332,041
27,708	Visa, Inc. - Class A	2,291,451
33,753	Wells Fargo & Co.	1,494,583
24,284	Yum! Brands, Inc.	2,205,230
		31,749,470
	Total Common Stocks
	(Cost $35,281,695)	36,640,081

SHORT-TERM INVESTMENTS 15.8%
	Investment Company 15.8%
6,898,141	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.30%	6,898,141
	Total Short-Term Investments
	(Cost $6,898,141)	6,898,141

	Total Investments 99.9%
	(Cost $42,179,836)	43,538,222

	Other Assets in Excess of Liabilities 0.1%	30,040

	TOTAL NET ASSETS 100.0%	$43,568,262

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Cost of investments	$42,179,836
Gross unrealized appreciation	$2,543,582
Gross unrealized depreciation	(1,185,196)
Net unrealized appreciation	$1,358,386

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.6%
	Australia 8.6%
339,685	APA Group	$2,215,015
1,087,025	AusNet Services	1,364,407
741,436	DUET Group	1,424,322
165,367	Macquarie Atlas Roads Group	631,553
512,496	Spark Infrastructure Group	906,073
685,522	Sydney Airport	3,656,915
611,368	Transurban Group	5,320,149
		15,518,434
	Austria 0.3%
25,943	Flughafen Wien AG	641,151

	Canada 9.0%
60,701	Emera, Inc.	2,188,928
125,543	Enbridge, Inc.	5,517,596
86,570	Fortis, Inc.	2,783,939
113,753	TransCanada Corp.	5,402,606
12,902	Valener, Inc.	214,681
		16,107,750
	France 5.1%
30,866	Aeroports de Paris	3,060,976
70,922	Eutelsat Communications SA	1,468,330
167,558	Groupe Eurotunnel SE	1,813,758
116,826	SES SA - ADR	2,865,563
		9,208,627
	Germany 0.9%
28,163	Fraport AG Frankfurt Airport Services Worldwide	1,540,250

	Hong Kong 3.0%
546,928	Power Assets Holdings Ltd.	5,330,792

	Italy 8.3%
220,237	Atlantia SpA	5,588,867
62,234	Enav SpA (a)	255,734
939,270	Snam SpA	5,208,143
76,350	Societa Iniziative Autostradali e Servizi SpA	729,030
612,371	Terna Rete Elettrica Nazionale SpA	3,156,133
		14,937,907
	Mexico 2.2%
101,062	Grupo Aeroportuario del Centro Norte SAB de CV	595,747
145,298	Grupo Aeroportuario del Pacifico SAB de CV - Class B	1,381,285
84,404	Grupo Aeroportuario del Sureste SAB de CV - Class B	1,234,648
581,381	OHL Mexico SAB de CV (a)	771,487
		3,983,167
	Netherlands 1.2%
39,622	Koninklijke Vopak NV	2,079,488

	New Zealand 1.5%
363,628	Auckland International Airport Ltd.	1,946,105
334,324	Vector Ltd.	803,348
		2,749,453

	Spain 9.6%
301,747	Abertis Infraestructuras SA	4,698,113
37,008	Aena SA	5,458,554
71,047	Cellnex Telecom SAU	1,284,958
72,734	Enagas SA	2,187,682
164,847	Red Electrica Corp. SA	3,556,417
		17,185,724
	Switzerland 1.0%
9,353	Flughafen Zuerich AG	1,827,277

	United Kingdom 6.6%
374,491	National Grid PLC	5,300,500
125,777	Pennon Group PLC	1,454,182
71,805	Severn Trent PLC	2,331,392
207,765	United Utilities Group PLC	2,701,010
		11,787,084
	United States 39.3%
6,810	ALLETE, Inc.	406,012
32,580	Alliant Energy Corp.	1,248,140
34,773	Ameren Corp.	1,710,136
59,713	American Electric Power Co., Inc.	3,834,172
6,560	American States Water Co.	262,728
33,242	American Tower Corp.	3,767,316
27,563	American Water Works Co., Inc.	2,062,815
25,415	Aqua America, Inc.	774,649
14,957	Atmos Energy Corp.	1,113,848
8,779	Avista Corp.	366,874
7,850	California Water Service Group	251,906
40,104	CMS Energy Corp.	1,684,769
47,165	Consolidated Edison, Inc.	3,551,525
43,349	Crown Castle International Corp.	4,083,909
54,519	Dominion Resources, Inc.	4,049,126
47,045	Duke Energy Corp.	3,765,482
46,694	Edison International	3,373,642
5,972	El Paso Electric Co.	279,310
45,461	Eversource Energy	2,463,077
24,025	Great Plains Energy, Inc.	655,642
7,077	IDACORP, Inc.	553,988
22,348	ITC Holdings Corp.	1,038,735
46,175	NiSource, Inc.	1,113,279
4,041	Northwest Natural Gas Co.	242,905
6,623	NorthWestern Corp.	381,021
7,200	ONE Gas, Inc.	445,248
60,685	PG&E Corp.	3,712,101
11,725	Piedmont Natural Gas Co., Inc.	703,969
16,877	Pinnacle West Capital Corp.	1,282,483
11,214	PNM Resources, Inc.	366,922
12,744	Portland General Electric Co.	542,767
97,182	PPL Corp.	3,359,582
20,482	SCANA Corp.	1,482,282
35,800	Sempra Energy	3,837,402
1,405	SJW Corp.	61,370
6,567	Southwest Gas Corp.	458,771
6,096	Spire, Inc.	388,559
6,418	The Empire District Electric Co.	219,111
73,711	The Southern Co.	3,781,374
46,116	WEC Energy Group, Inc.	2,761,426
20,726	Westar Energy, Inc.	1,176,201

74,499	Xcel Energy, Inc.	3,064,889
		70,679,463
	Total Common Stocks
	(Cost $153,270,329)	173,576,567

CLOSED-END FUNDS 0.9%
	United Kingdom 0.9%
423,553	HICL Infrastructure Co. Ltd.	931,627
338,970	International Public Partnerships Ltd.	677,483
		1,609,110
	Total Closed-End Funds
	(Cost $1,669,733)	1,609,110

SHORT-TERM INVESTMENTS 2.2%
	Investment Company 2.2%
3,872,788	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.30%	3,872,788
	Total Short-Term Investments
	(Cost $3,872,788)	3,872,788

	Total Investments 99.7%
	(Cost $158,812,850)	179,058,465

	Other Assets in Excess of Liabilities 0.3%	562,550

	TOTAL NET ASSETS 100.0%	$179,621,015

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Cost of investments	$158,812,850
Gross unrealized appreciation	$28,471,870
Gross unrealized depreciation	(8,226,255)
Net unrealized appreciation	$20,245,615

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.7%
	Consumer Discretionary 14.4%
4,341	American Woodmark Corp. (a)	$349,754
16,531	Boot Barn Holdings, Inc. (a)	188,123
30,459	Century Communities, Inc. (a)	655,173
31,870	Chegg, Inc. (a)	225,958
16,544	Five Below, Inc. (a)	666,558
24,681	LGI Homes, Inc. (a)	909,248
20,636	MCBC Holdings, Inc.	235,250
39,170	Nautilus, Inc. (a)	889,942
27,141	Ollie's Bargain Outlet Holdings, Inc. (a)	711,365
19,403	Planet Fitness, Inc. - Class A (a)	389,418
3,164	Pool Corp.	299,061
24,099	Quotient Technology, Inc. (a)	320,758
7,974	Stamps.com, Inc. (a)	753,623
13,602	The Children's Place, Inc.	1,086,392
6,044	Vail Resorts, Inc.	948,183
		8,628,806
	Consumer Staples 0.9%
28,819	Primo Water Corp. (a)	349,575
2,438	TreeHouse Foods, Inc. (a)	212,569
		562,144
	Financial Services 3.8%
7,224	Euronet Worldwide, Inc. (a)	591,140
17,256	LendingTree, Inc. (a)	1,672,279
		2,263,419
	Health Care 23.8%
6,721	ABIOMED, Inc. (a)	864,186
11,017	Amedisys, Inc. (a)	522,647
38,330	AxoGen, Inc. (a)	346,120
16,517	BioTelemetry, Inc. (a)	306,721
16,505	Cynosure, Inc. - Class A (a)	840,765
18,887	Dipexium Pharmaceuticals, Inc. (a)	273,862
16,013	Glaukos Corp. (a)	604,331
23,291	Heska Corp. (a)	1,267,729
10,131	Horizon Pharma Plc (a)	183,675
5,096	ICU Medical, Inc. (a)	644,032
16,501	Inogen, Inc. (a)	988,410
16,522	Ligand Pharmaceuticals, Inc. (a)	1,686,235
56,750	NeoGenomics, Inc. (a)	466,485
14,309	Nevro Corp. (a)	1,493,717
18,196	NuVasive, Inc. (a)	1,212,945
17,061	Penumbra, Inc. (a)	1,296,465
9,046	PRA Health Sciences, Inc. (a)	511,189
19,715	Supernus Pharmaceuticals, Inc. (a)	487,552
46,100	Synergy Pharmaceuticals, Inc. (a)	254,011
		14,251,077
	Materials & Processing 1.7%
8,245	Beacon Roofing Supply, Inc. (a)	346,867
10,256	Headwaters, Inc. (a)	173,532
7,750	Installed Building Products, Inc. (a)	277,992
4,536	U.S. Concrete, Inc. (a)	208,951

		1,007,342
	Producer Durables 15.8%
16,595	Advanced Energy Industries, Inc. (a)	785,275
32,914	Air Transport Services Group, Inc. (a)	472,316
5,890	Benefitfocus, Inc. (a)	235,129
2,016	CoStar Group, Inc. (a)	436,524
21,051	Dycom Industries, Inc. (a)	1,721,551
14,031	Granite Construction, Inc.	697,902
4,419	HEICO Corp.	305,795
11,174	John Bean Technologies Corp.	788,326
7,838	Knight Transportation, Inc.	224,872
41,488	MasTec, Inc. (a)	1,233,853
19,850	NV5 Global, Inc. (a)	641,353
38,928	Quanta Services, Inc. (a)	1,089,595
2,910	TransDigm Group, Inc. (a)	841,339
		9,473,830
	Technology 35.5%
32,096	A10 Networks, Inc. (a)	343,106
6,720	Alarm.com Holdings, Inc. (a)	193,939
19,714	Autobytel, Inc. (a)	350,909
32,277	Bazaarvoice, Inc. (a)	190,757
9,777	BroadSoft, Inc. (a)	455,119
40,371	Carbonite, Inc. (a)	620,099
38,501	CEVA, Inc. (a)	1,350,230
10,653	Coherent, Inc. (a)	1,177,583
22,355	CommVault Systems, Inc. (a)	1,187,721
4,437	Ellie Mae, Inc. (a)	467,216
8,277	Evolent Health, Inc. - Class A (a)	203,780
26,071	Fabrinet (a)	1,162,506
91,289	Five9, Inc. (a)	1,431,412
26,626	Gigamon, Inc. (a)	1,459,105
37,412	GTT Communications, Inc. (a)	880,304
9,242	LogMeIn, Inc.	835,384
29,533	Lumentum Holdings, Inc. (a)	1,233,593
63,466	NeoPhotonics Corp. (a)	1,037,035
34,191	Orbotech Ltd. (a)	1,012,396
12,041	Paycom Software, Inc. (a)	603,615
13,500	Q2 Holdings, Inc. (a)	386,910
19,819	RADCOM Ltd. (a)	404,704
20,465	RealPage, Inc. (a)	525,951
27,536	Shopify, Inc. - Class A (a)	1,181,845
22,752	The KEYW Holding Corp. (a)	251,182
6,030	Tyler Technologies, Inc. (a)	1,032,517
87,845	USA Technologies, Inc. (a)	492,371
27,567	Varonis Systems, Inc. (a)	829,767
		21,301,056
	Utilities 0.8%
48,145	Boingo Wireless, Inc. (a)	494,931

	Total Common Stocks
	(Cost $45,889,122)	57,982,605

SHORT-TERM INVESTMENTS 1.7%
	Investment Company 1.7%
1,028,530	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.30%	1,028,530
	Total Short-Term Investments
	(Cost $1,028,530)	1,028,530

Total Investments 98.4%
(Cost $46,917,652)	59,011,135

Other Assets in Excess of Liabilities 1.6%	932,658

TOTAL NET ASSETS 100.0%	$59,943,793

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Cost of investments	$46,917,652
Gross unrealized appreciation	$12,332,227
Gross unrealized depreciation	(238,744)
Net unrealized appreciation	$12,093,483

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.8%
	Consumer Discretionary 15.6%
60,617	Arctic Cat, Inc.	$938,957
27,554	Bob Evans Farms, Inc.	1,055,318
24,435	Cabela's, Inc. (a)	1,342,215
11,485	Carter's, Inc.	995,864
35,474	Ethan Allen Interiors, Inc.	1,109,272
79,294	Lumber Liquidators Holdings, Inc. (a)	1,559,713
11,051	Matthews International Corp. - Class A	671,459
35,450	Motorcar Parts of America, Inc. (a)	1,020,251
79,402	Noodles & Co. (a)	377,953
91,150	Performance Sports Group Ltd. (a)	370,069
17,832	Tenneco, Inc. (a)	1,039,071
13,995	The Cheesecake Factory, Inc.	700,590
		11,180,732
	Consumer Staples 3.5%
22,913	Cal-Maine Foods, Inc.	883,067
13,208	Casey's General Stores, Inc.	1,586,941
		2,470,008
	Energy 5.2%
95,835	Bill Barrett Corp. (a)	532,843
262,009	McDermott International, Inc. (a)	1,312,665
24,040	Oil States International, Inc. (a)	758,943
126,889	Synergy Resources Corp. (a)	879,341
119,446	Willbros Group, Inc. (a)	224,558
		3,708,350
	Financials 19.5%
41,358	BancorpSouth, Inc.	959,506
54,440	CenterState Banks, Inc.	965,221
21,697	Community Bank System, Inc.	1,043,843
36,884	Glacier Bancorp, Inc.	1,051,932
171,577	MGIC Investment Corp. (a)	1,372,616
65,857	Old National Bancorp	925,949
39,952	Selective Insurance Group, Inc.	1,592,487
50,048	State Bank Financial Corp.	1,142,095
77,387	Sterling Bancorp	1,354,272
19,402	The Hanover Insurance Group, Inc.	1,463,299
36,621	Union Bankshares Corp.	980,344
29,280	Webster Financial Corp.	1,112,933
		13,964,497
	Health Care 9.5%
65,486	Albany Molecular Research, Inc. (a)	1,081,174
22,712	CONMED Corp.	909,843
14,618	Integra LifeSciences Holdings Corp. (a)	1,206,716
77,186	Invacare Corp.	862,167
67,008	Kindred Healthcare, Inc.	684,822
12,091	U.S. Physical Therapy, Inc.	758,106
18,844	VCA Antech, Inc. (a)	1,318,703
		6,821,531
	Industrials 14.7%
42,393	Brady Corp. - Class A	1,467,222
54,743	Briggs & Stratton Corp.	1,020,957

17,471	CIRCOR International, Inc.	1,040,573
83,975	Commercial Vehicle Group, Inc. (a)	485,375
65,209	General Cable Corp.	976,831
10,535	Genesee & Wyoming, Inc. - Class A (a)	726,388
30,870	Herman Miller, Inc.	882,882
52,920	PGT, Inc. (a)	564,656
40,020	Thermon Group Holdings, Inc. (a)	790,395
38,402	TriMas Corp. (a)	714,661
10,349	United Rentals, Inc. (a)	812,293
12,830	Westinghouse Air Brake Technologies Corp.	1,047,570
		10,529,803
	Information Technology 15.8%
94,991	Avid Technology, Inc. (a)	754,228
41,194	Bottomline Technologies (de), Inc. (a)	960,232
13,777	CACI International, Inc. - Class A (a)	1,390,099
64,747	Entegris, Inc. (a)	1,127,893
12,806	Fair Isaac Corp.	1,595,500
104,161	FormFactor, Inc. (a)	1,130,147
36,686	ManTech International Corp. - Class A	1,382,695
24,190	Plexus Corp. (a)	1,131,608
34,245	Progress Software Corp. (a)	931,464
59,351	VeriFone Systems, Inc. (a)	934,185
		11,338,051
	Materials 5.3%
3,824	Acuity Brands, Inc.	1,011,830
19,184	Carpenter Technology Corp.	791,532
13,167	Sensient Technologies Corp.	998,059
33,236	Unifi, Inc. (a)	978,136
		3,779,557
	Real Estate Investment Trusts 8.7%
28,868	Education Realty Trust, Inc.	1,245,365
18,983	Endurance Specialty Holdings Ltd.	1,242,437
42,713	First Industrial Realty Trust, Inc.	1,205,361
11,274	National Health Investors, Inc.	884,784
20,757	Sun Communities, Inc.	1,629,009
		6,206,956
	Total Common Stocks
	(Cost $49,044,125)	69,999,485

SHORT-TERM INVESTMENTS 2.2%
	Investment Company 2.2%
1,579,664	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.30%	1,579,664
	Total Short-Term Investments
	(Cost $1,579,664)	1,579,664

	Total Investments 100.0%
	(Cost $50,623,789)	71,579,149

	Other Assets in Excess of Liabilities 0.0%	6,086

	TOTAL NET ASSETS 100.0%	$71,585,235

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Cost of investments	$50,623,789
Gross unrealized appreciation	$24,940,711
Gross unrealized depreciation	(3,985,351)
Net unrealized appreciation	$20,955,360

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.3%
	Consumer Discretionary 11.4%
8,534	American Eagle Outfitters, Inc.	$152,417
3,187	Columbia Sportswear Co.	180,830
3,588	Dick's Sporting Goods, Inc.	203,511
19,970	Entercom Communications Corp. - Class A	258,412
10,560	GameStop Corp. - Class A	291,351
34,374	J.C. Penney Co., Inc. (a)	316,928
5,679	Meredith Corp.	295,251
15,265	National CineMedia, Inc.	224,701
90,707	Office Depot, Inc.	323,824
17,440	Ruth's Hospitality Group, Inc.	246,253
13,642	Sinclair Broadcast Group, Inc. - Class A	393,981
13,024	The E.W. Scripps Co. - Class A (a)	207,082
9,498	TopBuild Corp. (a)	315,334
7,087	Tower International, Inc.	170,797
5,258	Urban Outfitters, Inc. (a)	181,506
		3,762,178
	Consumer Staples 1.5%
8,251	Dean Foods Co.	135,317
1,865	TreeHouse Foods, Inc. (a)	162,609
1,294	USANA Health Sciences, Inc. (a)	179,025
		476,951
	Energy 6.2%
25,849	Callon Petroleum Co. (a)	405,829
12,261	Carrizo Oil & Gas, Inc. (a)	498,042
6,160	PDC Energy, Inc. (a)	413,090
8,798	Range Resources Corp.	340,922
35,525	Ring Energy, Inc. (a)	388,999
		2,046,882
	Financials 24.5%
9,273	Banner Corp.	405,601
13,798	BNC Bancorp	335,567
4,507	Brown & Brown, Inc.	169,959
10,427	Bryn Mawr Bank Corp.	333,560
6,102	Capital Bank Financial Corp.	195,935
24,354	CenterState Banks, Inc.	431,797
35,205	CNO Financial Group, Inc.	537,580
8,932	Heartland Financial USA, Inc.	322,177
17,732	Heritage Commerce Corp.	193,988
14,104	Heritage Financial Corp.	253,167
38,338	Heritage Oaks Bancorp	314,372
7,610	IBERIABANK Corp.	510,783
12,000	NorthStar Asset Management Group, Inc.	155,160
14,318	Pacific Premier Bancorp, Inc. (a)	378,854
31,009	Park Sterling Corp.	251,793
37,632	Radian Group, Inc.	509,914
4,443	Selective Insurance Group, Inc.	177,098
16,398	State Bank Financial Corp.	374,202
9,833	Synovus Financial Corp.	319,868
7,094	TowneBank	170,469
12,470	TriCo Bancshares	333,822

24,659	United Community Banks, Inc.	518,332
7,039	Wintrust Financial Corp.	391,157
19,116	Yadkin Financial Corp.	502,560
		8,087,715
	Health Care 5.5%
17,750	Aceto Corp.	337,073
2,513	Amsurg Corp. (a)	168,496
14,822	Community Health Systems, Inc. (a)	171,046
7,418	Lannett Co., Inc. (a)	197,096
4,595	PAREXEL International Corp. (a)	319,123
9,815	PharMerica Corp. (a)	275,507
52,622	Progenics Pharmaceuticals, Inc. (a)	333,097
		1,801,438
	Industrials 14.5%
5,007	ABM Industries, Inc.	198,778
5,083	Astec Industries, Inc.	304,319
32,767	CBIZ, Inc. (a)	366,663
4,560	Curtiss-Wright Corp.	415,462
7,119	Deluxe Corp.	475,692
3,185	EMCOR Group, Inc.	189,890
2,922	Esterline Technologies Corp. (a)	222,189
11,197	Gibraltar Industries, Inc. (a)	415,968
1,379	Global Brass & Copper Holdings, Inc.	39,839
3,789	Kadant, Inc.	197,445
10,879	MYR Group, Inc. (a)	327,458
4,036	On Assignment, Inc. (a)	146,466
15,442	SkyWest, Inc.	407,823
14,307	Tetra Tech, Inc.	507,469
7,082	The Timken Company	248,861
22,863	Wabash National Corp. (a)	325,569
		4,789,891
	Information Technology 11.6%
32,994	Cypress Semiconductor Corp.	401,207
7,480	Integrated Device Technology, Inc. (a)	172,788
8,762	Mentor Graphics Corp.	231,667
3,493	MKS Instruments, Inc.	173,707
17,361	NCR Corp. (a)	558,851
16,100	Photronics, Inc. (a)	165,991
7,421	Plexus Corp. (a)	347,154
11,817	Progress Software Corp. (a)	321,422
6,370	Science Applications International Corp.	441,887
5,431	Silicon Motion Technology Corp. - ADR	281,271
8,814	VASCO Data Security International, Inc. (a)	155,215
11,546	VeriFone Systems, Inc. (a)	181,734
7,057	Verint Systems, Inc. (a)	265,555
6,866	Web.com Group, Inc. (a)	118,576
		3,817,025
	Materials 5.1%
1,487	Ashland Global Holdings, Inc.	172,418
22,169	Ferro Corp. (a)	306,154
3,070	Kaiser Aluminum Corp.	265,524
11,975	KapStone Paper and Packaging Corp.	226,567
5,845	Materion Corp.	179,500
6,991	Sensient Technologies Corp.	529,918
		1,680,081
	Real Estate Investment Trusts 12.8%
11,596	Acadia Realty Trust	420,239
9,609	Colony Capital, Inc. - Class A	175,172

6,226	CoreSite Realty Corp.	460,973
7,161	Education Realty Trust, Inc.	308,926
11,561	First Industrial Realty Trust, Inc.	326,251
4,691	Healthcare Realty Trust, Inc.	159,775
11,130	Hudson Pacific Properties, Inc.	365,843
15,324	National Storage Affiliates Trust	320,885
3,527	QTS Realty Trust, Inc. - Class A	186,402
16,460	Rexford Industrial Realty, Inc.	376,769
18,066	Sabra Health Care REIT, Inc.	454,902
3,393	Seritage Growth Properties - Class A	171,957
6,456	Sun Communities, Inc.	506,667
		4,234,761
	Utilities 5.2%
3,860	Black Hills Corp.	236,309
5,359	Chesapeake Utilities Corp.	327,221
2,649	IDACORP, Inc.	207,364
8,209	PNM Resources, Inc.	268,598
5,703	Portland General Electric Co.	242,891
5,659	South Jersey Industries, Inc.	167,223
4,163	Spire, Inc.	265,350
		1,714,956
	Total Common Stocks
	(Cost $26,466,441)	32,411,878

SHORT-TERM INVESTMENTS 2.5%
	Investment Company 2.5%
840,635	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.30%	840,635
	Total Short-Term Investments
	(Cost $840,635)	840,635

	Total Investments 100.8%
	(Cost $27,307,076)	33,252,513

	Liabilities in Excess of Other Assets (0.8)%	(270,760)

	TOTAL NET ASSETS 100.0%	$32,981,753

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Cost of investments	$27,307,076
Gross unrealized appreciation	$6,389,144
Gross unrealized depreciation	(443,707)
Net unrealized appreciation	$5,945,437

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund’s NAV is calculated will result in a systematic fair value adjustment to the trading prices of foreign securities. The Fund will value foreign securities at fair value using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the MFG Global Equity, MFG Global Plus and MFG Core Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds' securities as of September 30, 2016:

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$925,742,623	$-	$-	$925,742,623
Total Equity	925,742,623	-	-	925,742,623
Short-Term Investments	160,206,059	-	-	160,206,059
Total Investments in Securities	$1,085,948,682	$-	$-	$1,085,948,682

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$36,640,081	$-	$-	$36,640,081
Total Equity	36,640,081	-	-	36,640,081
Short-Term Investments	6,898,141	-	-	6,898,141
Total Investments in Securities	$43,538,222	$-	$-	$43,538,222

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$173,576,567	$-	$-	$173,576,567
Closed-End Funds	1,609,110	-	-	1,609,110
Total Equity	175,185,677	-	-	175,185,677
Short-Term Investments	3,872,788	-	-	3,872,788
Total Investments in Securities	$179,058,465	$-	$-	$179,058,465

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$57,982,605	$-	$-	$57,982,605
Total Equity	57,982,605	-	-	57,982,605
Short-Term Investments	1,028,530	-	-	1,028,530
Total Investments in Securities	$59,011,135	$-	$-	$59,011,135

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$69,999,485	$-	$-	$69,999,485
Total Equity	69,999,485	-	-	69,999,485
Short-Term Investments	1,579,664	-	-	1,579,664
Total Investments in Securities	$71,579,149	$-	$-	$71,579,149

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$32,411,878	$-	$-	$32,411,878
Total Equity	32,411,878	-	-	32,411,878
Short-Term Investments	840,635	-	-	840,635
Total Investments in Securities	$33,252,513	$-	$-	$33,252,513

(a) See Fund's Schedule of Investments for sector or country classifications.

	MFG Global	MFG Global	MFG Core
	Equity	Plus	Infrastructure
Transfers into Level 1	$151,169,593	$4,890,611	$81,294,000
Transfers out of Level 2	(151,169,593)	(4,890,611)	(81,294,000)
Net transfers	$-	$-	$-

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds have no examinations in progress.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year.

As of June 30, 2016, the Frontier Timpani Small Cap Growth Fund had a short-term capital loss carryforward that will not expire of $3,970,619.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By  /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date November 28, 2016

By  /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date November 28, 2016